SCHEDULE OF OTHER ASSETS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid taxes	$ 1,354,787	$ 1,176,771
Other receivables	188,202	186,840
Consumables and spare parts	156,296	121,740
Prepaid expenses	88,542	18,750
Prepayment and other current assets	1,787,827	1,504,101
Prepaid to well equipment	596,144	635,052
Deposit and others	130,705	268,666
Durable spare parts	96,887	114,528
Other assets - non current	$ 823,736	$ 1,018,246